LOSS PER SHARE	12 Months Ended
Feb. 28, 2026
Earnings Per Share [Abstract]
LOSS PER SHARE

13. LOSS PER SHARE

The net loss per common share amounts were determined as follows:

	For the Year Ended
	February 28,	February 28,
	2026	2025
Numerator:
Net loss available to common shareholders	$(14,510,251)	$(18,935,592)

Effect of common stock equivalents
Less redemption dividend to Series F and Series B preferred shareholders	(114,561)	(423,476)
Net loss adjusted for common stock equivalents	(14,624,812)	(19,358,968)

Denominator:
Weighted average shares - basic	202,908,578	116,476,733

Net loss per share – basic	$(0.07)	$(0.16)

Denominator:
Weighted average shares – diluted	202,908,578	116,476,733

Net loss per share – diluted	$(0.07)	$(0.16)

The anti-dilutive shares of common stock equivalents for the years ended February 28, 2026 and February 28, 2025 were as follows:

	For the Year Ended
	February 28,	February 28,
	2026	2025
Convertible Series F Preferred Shares	924,161,175	497,229,655
Convertible Series C Preferred Shares	22,830,847	1,718,308
Convertible and exchangeable debt	1,095,380,027	—
Stock options and warrants	2,202,121	2,294,996
Total	2,044,574,170	501,242,959

ARTIFICIAL INTELLIGENCE TECHNOLOGY SOLUTIONS INC.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS